Portfolio of Investments
Columbia Capital Allocation Conservative Portfolio, April 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 20.9%
	Shares	Value ($)
International 5.0%
Columbia Overseas Core Fund, Institutional 3 Class(a)	1,050,983	12,222,931
U.S. Large Cap 14.4%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	337,730	11,864,449
Columbia Disciplined Core Fund, Institutional 3 Class(a)	795,442	11,836,177
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	632,622	11,849,005
Total		35,549,631
U.S. Small Cap 1.5%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	67,532	1,834,167
Columbia Small Cap Growth Fund I, Institutional 3 Class(a),(b)	51,205	1,815,736
Total		3,649,903
Total Equity Funds (Cost $40,955,352)		51,422,465

Fixed Income Funds 70.2%

Emerging Markets 1.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	324,887	3,690,724
High Yield 6.1%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	1,233,163	14,859,613
Fixed Income Funds (continued)
	Shares	Value ($)
Investment Grade 62.6%
Columbia Bond Fund, Institutional 3 Class(a)	1,400,884	49,661,333
Columbia Corporate Income Fund, Institutional 3 Class(a)	3,546,893	38,200,038
Columbia Quality Income Fund, Institutional 3 Class(a)	1,394,224	31,816,184
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	2,983,982	34,584,354
Total		154,261,909
Total Fixed Income Funds (Cost $172,156,185)		172,812,246

Money Market Funds 8.9%

Columbia Short-Term Cash Fund, 0.054%(a),(c)	22,026,418	22,024,215
Total Money Market Funds (Cost $22,024,896)		22,024,215
Total Investments in Securities (Cost: $235,136,433)		246,258,926
Other Assets & Liabilities, Net		107,225
Net Assets		246,366,151
At April 30, 2021, securities and/or cash totaling $252,274 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	18	06/2021	USD	1,202,940	2,419	—
Russell 2000 Index E-mini	4	06/2021	USD	452,300	—	(17,516)
S&P 500 Index E-mini	3	06/2021	USD	626,160	36,225	—
Total					38,644	(17,516)
Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	52,368,023	856,228	(2,829,412)	(733,506)	49,661,333	—	(3,620)	246,386	1,400,884
Columbia Contrarian Core Fund, Institutional 3 Class
	11,241,629	333,917	(829,606)	1,118,509	11,864,449	—	485,985	—	337,730
Columbia Corporate Income Fund, Institutional 3 Class
	31,300,833	8,051,046	(234,309)	(917,532)	38,200,038	—	26,413	217,445	3,546,893
Columbia Disciplined Core Fund, Institutional 3 Class
	11,364,070	278,578	(991,282)	1,184,811	11,836,177	—	376,036	—	795,442
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	4,900,917	123,143	(1,186,780)	(146,556)	3,690,724	—	76,535	28,919	324,887
Columbia High Yield Bond Fund, Institutional 3 Class
	9,929,526	5,141,906	(235,314)	23,495	14,859,613	—	1,944	162,679	1,233,163
Columbia Multi-Asset Income Fund, Institutional 3 Class
	10,614,926	27,414	(10,667,861)	25,521	—	—	(49,477)	27,414	—
Columbia Overseas Core Fund, Institutional 3 Class
	11,906,225	218,657	(985,214)	1,083,263	12,222,931	—	123,405	—	1,050,983
Columbia Quality Income Fund, Institutional 3 Class
	31,811,710	581,735	(693,852)	116,591	31,816,184	—	24,283	229,069	1,394,224
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	11,296,955	299,960	(948,438)	1,200,528	11,849,005	—	435,662	—	632,622
Columbia Select Small Cap Value Fund, Institutional 3 Class
	1,266,480	554,048	(214,333)	227,972	1,834,167	—	82,251	—	67,532
Columbia Short-Term Cash Fund, 0.054%
	13,609,188	9,735,255	(1,320,436)	208	22,024,215	—	(208)	3,990	22,026,418
Columbia Small Cap Growth Fund I, Institutional 3 Class
	1,282,850	684,649	(97,209)	(54,554)	1,815,736	—	28,401	—	51,205
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	42,188,732	996,371	(7,087,333)	(1,513,416)	34,584,354	—	447,290	107,568	2,983,982
Total	245,082,064			1,615,334	246,258,926	—	2,054,900	1,023,470

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2021.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2021

Portfolio of Investments
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 36.0%
	Shares	Value ($)
International 9.0%
Columbia Overseas Core Fund, Institutional 3 Class(a)	4,119,881	47,914,211
U.S. Large Cap 24.8%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	1,256,031	44,124,360
Columbia Disciplined Core Fund, Institutional 3 Class(a)	2,965,157	44,121,537
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	2,356,177	44,131,208
Total		132,377,105
U.S. Small Cap 2.2%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	221,629	6,019,441
Columbia Small Cap Growth Fund I, Institutional 3 Class(a),(b)	168,094	5,960,616
Total		11,980,057
Total Equity Funds (Cost $156,988,632)		192,271,373

Fixed Income Funds 60.1%

Emerging Markets 1.7%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	786,225	8,931,517
High Yield 6.8%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	3,006,705	36,230,798
Fixed Income Funds (continued)
	Shares	Value ($)
Investment Grade 51.6%
Columbia Bond Fund, Institutional 3 Class(a)	2,013,850	71,390,984
Columbia Corporate Income Fund, Institutional 3 Class(a)	7,085,276	76,308,419
Columbia Quality Income Fund, Institutional 3 Class(a)	2,931,842	66,904,627
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	5,304,564	61,479,903
Total		276,083,933
Total Fixed Income Funds (Cost $319,496,284)		321,246,248

Money Market Funds 3.9%

Columbia Short-Term Cash Fund, 0.054%(a),(c)	21,007,751	21,005,650
Total Money Market Funds (Cost $21,005,809)		21,005,650
Total Investments in Securities (Cost: $497,490,725)		534,523,271
Other Assets & Liabilities, Net		181,627
Net Assets		534,704,898
At April 30, 2021, securities and/or cash totaling $679,268 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	76	06/2021	USD	5,079,080	10,215	—
Russell 2000 Index E-mini	12	06/2021	USD	1,356,900	—	(52,549)
S&P 500 Index E-mini	8	06/2021	USD	1,669,760	96,600	—
Total					106,815	(52,549)
Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	69,879,370	2,643,211	(93,922)	(1,037,675)	71,390,984	—	22	347,590	2,013,850
Columbia Contrarian Core Fund, Institutional 3 Class
	42,337,895	40,753	(2,775,978)	4,521,690	44,124,360	—	1,436,672	—	1,256,031
Columbia Corporate Income Fund, Institutional 3 Class
	55,829,954	22,281,798	(56,876)	(1,746,457)	76,308,419	—	4,839	425,700	7,085,276
Columbia Disciplined Core Fund, Institutional 3 Class
	42,657,553	67,211	(3,035,115)	4,431,888	44,121,537	—	1,366,023	—	2,965,157
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	8,697,749	494,785	(73,713)	(187,304)	8,931,517	—	(1,222)	68,882	786,225
Columbia High Yield Bond Fund, Institutional 3 Class
	23,689,663	12,638,933	(158,055)	60,257	36,230,798	—	750	391,610	3,006,705
Columbia Multi-Asset Income Fund, Institutional 3 Class
	23,516,736	60,733	(23,639,974)	62,505	—	—	(115,581)	60,733	—
Columbia Overseas Core Fund, Institutional 3 Class
	44,781,927	1,695,815	(2,546,960)	3,983,429	47,914,211	—	552,481	—	4,119,881
Columbia Pacific/Asia Fund, Institutional 3 Class
	1,656,424	1,196,782	(2,469,189)	(384,017)	—	1,186,589	(802,546)	9,673	—
Columbia Quality Income Fund, Institutional 3 Class
	57,149,581	10,270,266	(733,531)	218,311	66,904,627	—	26,326	472,459	2,931,842
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	42,477,525	33,105	(3,054,708)	4,675,286	44,131,208	—	1,404,325	—	2,356,177
Columbia Select Small Cap Value Fund, Institutional 3 Class
	3,918,738	1,879,428	(554,557)	775,832	6,019,441	—	212,451	—	221,629
Columbia Short-Term Cash Fund, 0.054%
	26,132,855	4,142,769	(9,271,049)	1,075	21,005,650	—	(1,075)	4,085	21,007,751
Columbia Small Cap Growth Fund I, Institutional 3 Class
	3,981,384	2,348,258	(226,488)	(142,538)	5,960,616	—	29,864	—	168,094
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	74,237,995	2,315,317	(12,469,997)	(2,603,412)	61,479,903	—	740,083	188,125	5,304,564
Total	520,945,349			12,628,870	534,523,271	1,186,589	4,853,412	1,968,857

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2021.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2021

Portfolio of Investments
Columbia Capital Allocation Moderate Portfolio, April 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 51.2%
	Shares	Value ($)
International 13.0%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	1,583,935	31,298,562
Columbia Overseas Core Fund, Institutional 3 Class(a)	14,767,095	171,741,314
Total		203,039,876
U.S. Large Cap 35.2%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	3,920,728	137,735,181
Columbia Large Cap Growth Fund, Institutional 3 Class(a)	2,055,508	126,105,400
Columbia Large Cap Value Fund, Institutional 3 Class(a)	8,729,624	149,800,354
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	7,366,701	137,978,304
Total		551,619,239
U.S. Small Cap 3.0%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	873,346	23,720,088
Columbia Small Cap Growth Fund I, Institutional 3 Class(a),(b)	660,562	23,423,518
Total		47,143,606
Total Equity Funds (Cost $657,692,040)		801,802,721

Fixed Income Funds 45.8%

Emerging Markets 1.8%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	2,477,789	28,147,684
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 10.0%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	12,961,718	156,188,699
Investment Grade 34.0%
Columbia Bond Fund, Institutional 3 Class(a)	4,528,932	160,550,628
Columbia Corporate Income Fund, Institutional 3 Class(a)	15,071,454	162,319,562
Columbia Quality Income Fund, Institutional 3 Class(a)	6,135,901	140,021,274
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	6,050,622	70,126,709
Total		533,018,173
Total Fixed Income Funds (Cost $718,794,757)		717,354,556

Money Market Funds 2.8%

Columbia Short-Term Cash Fund, 0.054%(a),(c)	43,205,241	43,200,920
Total Money Market Funds (Cost $43,200,935)		43,200,920
Total Investments in Securities (Cost: $1,419,687,732)		1,562,358,197
Other Assets & Liabilities, Net		2,914,851
Net Assets		1,565,273,048
At April 30, 2021, securities and/or cash totaling $3,468,513 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	341	06/2021	USD	22,789,030	45,830	—
Russell 2000 Index E-mini	53	06/2021	USD	5,992,975	—	(232,090)
S&P 500 Index E-mini	7	06/2021	USD	1,461,040	84,525	—
U.S. Treasury 10-Year Note	349	06/2021	USD	46,078,906	—	(593,695)
Total					130,355	(825,785)
Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	142,592,982	20,424,482	(176,838)	(2,289,998)	160,550,628	—	(2,160)	771,353	4,528,932
Columbia Contrarian Core Fund, Institutional 3 Class
	130,334,727	—	(7,406,604)	14,807,058	137,735,181	—	3,542,954	—	3,920,728
Columbia Corporate Income Fund, Institutional 3 Class
	120,692,643	45,370,251	(78,732)	(3,664,600)	162,319,562	—	4,379	898,946	15,071,454
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	19,024,846	9,891,342	(124,121)	(644,383)	28,147,684	—	2,825	214,763	2,477,789
Columbia Emerging Markets Fund, Institutional 3 Class
	30,964,933	2,625,026	(1,123,252)	(1,168,145)	31,298,562	—	1,463,967	—	1,583,935
Columbia High Yield Bond Fund, Institutional 3 Class
	113,263,785	43,060,824	(484,295)	348,385	156,188,699	—	6,333	1,685,356	12,961,718
Columbia Large Cap Growth Fund, Institutional 3 Class
	130,848,694	—	(11,645,069)	6,901,775	126,105,400	—	7,467,218	—	2,055,508
Columbia Large Cap Value Fund, Institutional 3 Class
	129,215,313	8,341,165	(9,377,266)	21,621,142	149,800,354	—	1,209,966	520,774	8,729,624
Columbia Multi-Asset Income Fund, Institutional 3 Class
	62,234,091	160,724	(61,228,777)	(1,166,038)	—	—	1,025,579	160,724	—
Columbia Overseas Core Fund, Institutional 3 Class
	122,324,799	42,946,651	(4,370,488)	10,840,352	171,741,314	—	1,898,250	—	14,767,095
Columbia Pacific/Asia Fund, Institutional 3 Class
	42,037,842	32,157,917	(61,888,098)	(12,307,661)	—	31,894,208	(19,735,258)	259,991	—
Columbia Quality Income Fund, Institutional 3 Class
	125,410,566	15,200,764	(1,093,826)	503,770	140,021,274	—	37,772	986,957	6,135,901
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	130,833,984	—	(7,490,995)	14,635,315	137,978,304	—	4,095,351	—	7,366,701
Columbia Select Small Cap Value Fund, Institutional 3 Class
	16,016,078	6,148,610	(1,694,870)	3,250,270	23,720,088	—	642,742	—	873,346
Columbia Short-Term Cash Fund, 0.054%
	36,353,785	23,523,022	(16,676,301)	414	43,200,920	—	(414)	7,713	43,205,241
Columbia Small Cap Growth Fund I, Institutional 3 Class
	16,369,576	8,090,968	(537,971)	(499,055)	23,423,518	—	161,350	—	660,562
Columbia Total Return Bond Fund, Institutional 3 Class
	—	—	(9,538)	—	—	—	(9,538)	—	—
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	117,223,883	3,560,289	(44,885,370)	(5,772,093)	70,126,709	—	3,480,186	218,112	6,050,622
Total	1,485,742,527			45,396,508	1,562,358,197	31,894,208	5,291,502	5,724,689

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2021.
6	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2021 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2021	7

Portfolio of Investments
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 66.2%
	Shares	Value ($)
International 16.0%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	4,329,467	85,550,256
Columbia Overseas Core Fund, Institutional 3 Class(a)	22,078,676	256,775,004
Total		342,325,260
U.S. Large Cap 46.4%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	7,085,830	248,925,214
Columbia Large Cap Growth Fund, Institutional 3 Class(a)	3,705,732	227,346,641
Columbia Large Cap Value Fund, Institutional 3 Class(a)	15,796,459	271,067,244
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	13,312,111	249,335,841
Total		996,674,940
U.S. Small Cap 3.8%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	1,513,670	41,111,283
Columbia Small Cap Growth Fund I, Institutional 3 Class(a),(b)	1,140,731	40,450,313
Total		81,561,596
Total Equity Funds (Cost $1,160,196,864)		1,420,561,796

Fixed Income Funds 30.8%
	Shares	Value ($)
High Yield 8.5%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	15,080,518	181,720,248
Investment Grade 22.3%
Columbia Bond Fund, Institutional 3 Class(a)	3,008,787	106,661,510
Columbia Corporate Income Fund, Institutional 3 Class(a)	15,687,727	168,956,817
Columbia Quality Income Fund, Institutional 3 Class(a)	6,146,944	140,273,251
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	5,520,502	63,982,621
Total		479,874,199
Total Fixed Income Funds (Cost $657,966,227)		661,594,447

Money Market Funds 2.8%

Columbia Short-Term Cash Fund, 0.054%(a),(c)	59,654,630	59,648,664
Total Money Market Funds (Cost $59,648,664)		59,648,664
Total Investments in Securities (Cost: $1,877,811,755)		2,141,804,907
Other Assets & Liabilities, Net		4,028,755
Net Assets		2,145,833,662
At April 30, 2021, securities and/or cash totaling $5,251,919 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	558	06/2021	USD	37,291,140	74,995	—
Russell 2000 Index E-mini	135	06/2021	USD	15,265,125	—	(591,173)
S&P 500 Index E-mini	18	06/2021	USD	3,756,960	217,350	—
U.S. Treasury 10-Year Note	497	06/2021	USD	65,619,531	—	(1,099,830)
Total					292,345	(1,691,003)
8	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	85,847,252	22,402,359	(71,378)	(1,516,723)	106,661,510	—	(1,288)	509,993	3,008,787
Columbia Contrarian Core Fund, Institutional 3 Class
	235,230,153	—	(13,276,243)	26,971,304	248,925,214	—	6,187,435	—	7,085,830
Columbia Corporate Income Fund, Institutional 3 Class
	126,889,155	45,929,158	(42,481)	(3,819,015)	168,956,817	—	2,617	936,420	15,687,727
Columbia Emerging Markets Fund, Institutional 3 Class
	83,162,324	7,060,932	(2,350,577)	(2,322,423)	85,550,256	—	3,058,368	—	4,329,467
Columbia High Yield Bond Fund, Institutional 3 Class
	133,990,196	47,722,622	(417,771)	425,201	181,720,248	—	1,929	1,964,294	15,080,518
Columbia Large Cap Growth Fund, Institutional 3 Class
	236,004,153	87	(20,130,318)	11,472,719	227,346,641	—	14,651,262	—	3,705,732
Columbia Large Cap Value Fund, Institutional 3 Class
	232,920,766	12,590,046	(13,811,846)	39,368,278	271,067,244	—	1,724,773	932,477	15,796,459
Columbia Multi-Asset Income Fund, Institutional 3 Class
	60,812,900	157,053	(61,136,366)	166,413	—	—	(303,664)	157,053	—
Columbia Overseas Core Fund, Institutional 3 Class
	175,451,144	70,222,306	(6,851,554)	17,953,108	256,775,004	—	452,765	—	22,078,676
Columbia Pacific/Asia Fund, Institutional 3 Class
	68,575,676	52,486,335	(101,468,118)	(19,593,893)	—	52,061,901	(32,711,851)	424,391	—
Columbia Quality Income Fund, Institutional 3 Class
	132,175,552	8,382,843	(826,240)	541,096	140,273,251	—	34,813	993,351	6,146,944
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	235,918,490	—	(13,176,170)	26,593,521	249,335,841	—	7,251,090	—	13,312,111
Columbia Select Small Cap Value Fund, Institutional 3 Class
	28,850,412	9,594,649	(3,027,665)	5,693,887	41,111,283	—	1,153,708	—	1,513,670
Columbia Short-Term Cash Fund, 0.054%
	47,608,816	39,826,348	(27,786,889)	389	59,648,664	—	(389)	11,101	59,654,630
Columbia Small Cap Growth Fund I, Institutional 3 Class
	29,114,335	13,214,632	(645,642)	(1,233,012)	40,450,313	—	720,538	—	1,140,731
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	109,545,817	3,149,166	(43,240,339)	(5,472,023)	63,982,621	—	3,364,150	199,441	5,520,502
Total	2,022,097,141			95,228,827	2,141,804,907	52,061,901	5,586,256	6,128,521

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2021.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2021	9

Portfolio of Investments
Columbia Capital Allocation Aggressive Portfolio, April 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 78.1%
	Shares	Value ($)
International 19.9%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	4,469,572	88,318,746
Columbia Overseas Core Fund, Institutional 3 Class(a)	17,739,854	206,314,504
Total		294,633,250
U.S. Large Cap 53.7%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	5,649,153	198,454,748
Columbia Large Cap Growth Fund, Institutional 3 Class(a)	2,990,727	183,481,085
Columbia Large Cap Value Fund, Institutional 3 Class(a)	12,449,438	213,632,365
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	10,609,072	198,707,920
Total		794,276,118
U.S. Small Cap 4.5%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	1,231,656	33,451,770
Columbia Small Cap Growth Fund I, Institutional 3 Class(a),(b)	930,495	32,995,352
Total		66,447,122
Total Equity Funds (Cost $885,006,363)		1,155,356,490

Fixed Income Funds 18.9%
	Shares	Value ($)
High Yield 7.0%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	8,551,598	103,046,751
Investment Grade 11.9%
Columbia Bond Fund, Institutional 3 Class(a)	4,972,322	176,268,822
Total Fixed Income Funds (Cost $278,813,559)		279,315,573

Money Market Funds 2.7%

Columbia Short-Term Cash Fund, 0.054%(a),(c)	40,426,499	40,422,456
Total Money Market Funds (Cost $40,422,456)		40,422,456
Total Investments in Securities (Cost: $1,204,242,378)		1,475,094,519
Other Assets & Liabilities, Net		4,550,054
Net Assets		1,479,644,573
At April 30, 2021, securities and/or cash totaling $5,797,388 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	416	06/2021	USD	27,801,280	55,910	—
Russell 2000 Index E-mini	123	06/2021	USD	13,908,225	—	(538,625)
S&P 500 Index E-mini	230	06/2021	USD	48,005,600	2,777,255	—
Total					2,833,165	(538,625)
10	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	209,597,358	8,463,990	(39,404,598)	(2,387,928)	176,268,822	—	(142,244)	856,377	4,972,322
Columbia Contrarian Core Fund, Institutional 3 Class
	184,199,789	—	(8,162,718)	22,417,677	198,454,748	—	3,723,371	—	5,649,153
Columbia Emerging Markets Fund, Institutional 3 Class
	84,141,704	8,115,744	(2,016,782)	(1,921,920)	88,318,746	—	2,628,787	—	4,469,572
Columbia High Yield Bond Fund, Institutional 3 Class
	69,594,733	33,296,353	(46,267)	201,932	103,046,751	—	91	1,099,719	8,551,598
Columbia Large Cap Growth Fund, Institutional 3 Class
	185,005,981	42,720	(14,278,157)	12,710,541	183,481,085	—	8,065,655	—	2,990,727
Columbia Large Cap Value Fund, Institutional 3 Class
	182,348,833	9,770,114	(7,732,089)	29,245,507	213,632,365	—	3,083,121	734,710	12,449,438
Columbia Overseas Core Fund, Institutional 3 Class
	192,538,841	346,837	(5,380,071)	18,808,897	206,314,504	—	776,335	—	17,739,854
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	184,631,382	15,526	(8,105,536)	22,166,548	198,707,920	—	4,520,121	—	10,609,072
Columbia Select Small Cap Value Fund, Institutional 3 Class
	24,223,264	6,614,720	(2,157,823)	4,771,609	33,451,770	—	838,799	—	1,231,656
Columbia Short-Term Cash Fund, 0.054%
	24,451,427	43,278,963	(27,307,936)	2	40,422,456	—	(2)	7,054	40,426,499
Columbia Small Cap Growth Fund I, Institutional 3 Class
	24,886,963	9,453,538	(519,093)	(826,056)	32,995,352	—	573,651	—	930,495
Total	1,365,620,275			105,186,809	1,475,094,519	—	24,067,685	2,697,860

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2021.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2021	11

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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